JPMorgan Equity Premium Income Fund
Schedule of Portfolio Investments as of March 31, 2026
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan Equity Premium Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 85.5%
Aerospace & Defense — 3.5%
Howmet Aerospace, Inc.	384	88,464
RTX Corp.	434	83,818
TransDigm Group, Inc.	16	18,058
		190,340
Air Freight & Logistics — 0.4%
FedEx Corp.	65	23,252
Banks — 0.7%
Bank of America Corp.	468	22,833
US Bancorp	307	15,949
		38,782
Beverages — 1.9%
Keurig Dr Pepper, Inc.	852	22,430
Monster Beverage Corp. *	64	4,648
PepsiCo, Inc.	513	79,628
		106,706
Biotechnology — 4.1%
AbbVie, Inc.	399	86,741
Regeneron Pharmaceuticals, Inc.	88	68,127
Vertex Pharmaceuticals, Inc. *	154	68,874
		223,742
Broadline Retail — 1.4%
Amazon.com, Inc. *	375	78,188
Building Products — 2.0%
Carrier Global Corp.	532	29,967
Trane Technologies plc	190	79,186
		109,153
Capital Markets — 1.0%
Ameriprise Financial, Inc.	29	12,920
CME Group, Inc.	81	24,037
Intercontinental Exchange, Inc.	111	17,386
		54,343
Chemicals — 1.1%
Ecolab, Inc.	231	61,523
Construction Materials — 0.4%
Vulcan Materials Co.	91	24,721
Consumer Finance — 1.4%
American Express Co.	230	69,586
Capital One Financial Corp.	43	7,924
		77,510

JPMorgan Equity Premium Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Consumer Staples Distribution & Retail — 2.3%
Costco Wholesale Corp.	50	49,437
Walmart, Inc.	642	79,802
		129,239
Diversified Telecommunication Services — 0.5%
AT&T, Inc.	870	25,226
Electric Utilities — 4.4%
Entergy Corp.	537	60,333
NextEra Energy, Inc.	984	91,371
Southern Co. (The)	631	60,893
Xcel Energy, Inc.	355	28,205
		240,802
Electrical Equipment — 2.6%
Eaton Corp. plc	222	79,357
Emerson Electric Co.	496	64,959
		144,316
Electronic Equipment, Instruments & Components — 1.2%
Amphenol Corp., Class A	512	64,700
Energy Equipment & Services — 0.3%
Baker Hughes Co., Class A	289	17,658
Entertainment — 2.2%
Netflix, Inc. *	511	49,127
Walt Disney Co. (The)	721	69,504
		118,631
Financial Services — 3.9%
Berkshire Hathaway, Inc., Class B *	70	33,577
Corpay, Inc. *	110	31,965
Mastercard, Inc., Class A	151	75,327
Visa, Inc., Class A	239	72,215
		213,084
Food Products — 1.3%
Mondelez International, Inc., Class A	1,242	71,564
Ground Transportation — 0.5%
Union Pacific Corp.	107	25,870
Health Care Equipment & Supplies — 3.1%
Boston Scientific Corp. *	233	14,600
Edwards Lifesciences Corp. *	126	10,065
Intuitive Surgical, Inc. *	51	23,634
Medtronic plc	628	54,470
Stryker Corp.	208	68,242
		171,011
Health Care Providers & Services — 0.3%
UnitedHealth Group, Inc.	56	15,168

JPMorgan Equity Premium Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Health Care REITs — 1.3%
Ventas, Inc.	406	33,243
Welltower, Inc.	197	38,858
		72,101
Hotels, Restaurants & Leisure — 4.0%
Chipotle Mexican Grill, Inc., Class A *	1,127	36,084
Hilton Worldwide Holdings, Inc.	104	31,550
McDonald's Corp.	235	72,824
Yum! Brands, Inc.	504	78,399
		218,857
Household Products — 0.9%
Church & Dwight Co., Inc.	292	27,301
Procter & Gamble Co. (The)	142	20,480
		47,781
Industrial Conglomerates — 1.3%
3M Co.	475	69,021
Insurance — 2.5%
Aon plc, Class A	65	21,071
Arthur J Gallagher & Co.	223	48,317
Chubb Ltd.	79	25,760
Progressive Corp. (The)	118	23,312
Travelers Cos., Inc. (The)	59	17,315
		135,775
Interactive Media & Services — 2.6%
Alphabet, Inc., Class A	266	76,566
Meta Platforms, Inc., Class A	116	66,333
		142,899
IT Services — 1.4%
Accenture plc, Class A	181	35,814
Cognizant Technology Solutions Corp., Class A	705	43,265
		79,079
Life Sciences Tools & Services — 0.7%
Danaher Corp.	197	37,314
Machinery — 1.3%
Deere & Co.	67	37,803
Dover Corp.	123	25,520
Ingersoll Rand, Inc.	136	10,928
		74,251
Multi-Utilities — 1.1%
CMS Energy Corp.	168	13,060
Sempra	505	49,039
		62,099

JPMorgan Equity Premium Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Oil, Gas & Consumable Fuels — 3.0%
ConocoPhillips	194	25,690
EOG Resources, Inc.	650	93,963
Exxon Mobil Corp.	285	48,319
		167,972
Pharmaceuticals — 4.6%
Bristol-Myers Squibb Co.	1,051	63,751
Eli Lilly & Co.	50	46,275
Johnson & Johnson	397	97,085
Merck & Co., Inc.	363	43,598
		250,709
Professional Services — 0.3%
Leidos Holdings, Inc.	125	19,425
Semiconductors & Semiconductor Equipment — 5.7%
Analog Devices, Inc.	224	71,417
Broadcom, Inc.	235	72,658
Lam Research Corp.	157	33,457
NVIDIA Corp.	450	78,451
NXP Semiconductors NV (Netherlands)	122	23,972
Texas Instruments, Inc.	168	32,648
		312,603
Software — 5.0%
Autodesk, Inc. *	137	32,799
Cadence Design Systems, Inc. *	200	55,532
Intuit, Inc.	101	43,582
Microsoft Corp.	192	71,143
Oracle Corp.	224	32,972
ServiceNow, Inc. *	370	38,685
		274,713
Specialized REITs — 1.6%
American Tower Corp.	97	16,795
Equinix, Inc.	55	53,412
SBA Communications Corp.	104	17,857
		88,064
Specialty Retail — 4.4%
AutoZone, Inc. *	5	15,582
Best Buy Co., Inc.	252	16,217
Burlington Stores, Inc. *	103	33,505
Lowe's Cos., Inc.	317	74,985
Ross Stores, Inc.	439	95,015
Tractor Supply Co.	191	8,651
		243,955
Technology Hardware, Storage & Peripherals — 1.4%
Apple, Inc.	305	77,383

JPMorgan Equity Premium Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Textiles, Apparel & Luxury Goods — 0.5%
NIKE, Inc., Class B	478	25,264
Tobacco — 1.4%
Altria Group, Inc.	190	12,527
Philip Morris International, Inc.	403	66,648
		79,175
Total Common Stocks (Cost $3,707,024)		4,703,969
	PRINCIPAL AMOUNT ($000)
Equity-Linked Notes — 14.0%
Barclays Bank plc, ELN, 47.40%, 4/7/2026, (linked to S&P 500 Index) (a)	8	54,043
BNP Paribas, ELN, 68.85%, 4/27/2026, (linked to S&P 500 Index) (a)	7	50,823
BNP Paribas, ELN, 69.20%, 5/8/2026, (linked to S&P 500 Index) (a)	8	52,000
BNP Paribas, ELN, 70.40%, 5/4/2026, (linked to S&P 500 Index) (a)	8	51,961
BNP Paribas, ELN, 74.75%, 5/5/2026, (linked to S&P 500 Index) (a)	8	51,489
BofA Finance LLC, ELN, 71.48%, 4/21/2026, (linked to S&P 500 Index) (a)	8	51,691
National Bank of Canada, ELN, 69.55%, 5/1/2026, (linked to S&P 500 Index) (a)	8	51,651
Royal Bank of Canada, ELN, 51.01%, 4/8/2026, (linked to S&P 500 Index) (a)	8	50,635
Royal Bank of Canada, ELN, 53.54%, 4/14/2026, (linked to S&P 500 Index) (a)	8	50,692
Royal Bank of Canada, ELN, 56.67%, 4/10/2026, (linked to S&P 500 Index) (a)	8	51,525
Royal Bank of Canada, ELN, 61.04%, 4/17/2026, (linked to S&P 500 Index) (a)	8	51,454
Societe Generale SA, ELN, 55.60%, 4/13/2026, (linked to S&P 500 Index) (a)	8	51,350
Societe Generale SA, ELN, 59.55%, 4/24/2026, (linked to S&P 500 Index) (a)	7	50,184
Societe Generale SA, ELN, 64.90%, 4/20/2026, (linked to S&P 500 Index) (a)	7	50,845
The Goldman Sachs Group, Inc., ELN, 64.25%, 4/28/2026, (linked to S&P 500 Index) (a)	7	50,690
Total Equity-Linked Notes (Cost $776,945)		771,033
	SHARES (000)
Short-Term Investments — 0.1%
Investment Companies — 0.1%
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (b) (c) (Cost $5,770)	5,770	5,770
Total Investments — 99.6% (Cost $4,489,739)		5,480,772
Other Assets in Excess of Liabilities — 0.4%		22,095
NET ASSETS — 100.0%		5,502,867

Percentages indicated are based on net assets.

Abbreviations
ELN	Equity-Linked Note
REIT	Real Estate Investment Trust

*	Non-income producing security.

JPMorgan Equity Premium Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2026.

JPMorgan Equity Premium Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$4,703,969	$—	$—	$4,703,969
Equity Linked Notes	—	771,033	—	771,033

JPMorgan Equity Premium Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investments
Investment Companies	$5,770	$—	$—	$5,770
Total Investments in Securities	$4,709,739	$771,033	$—	$5,480,772
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2026	Shares at March 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (a) (b)	$9,909	$1,951,436	$1,955,572	$(3)	$— (c)	$5,770	5,770	$723	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.67% (a) (b)	—	91,693	91,693	—	—	—	—	53	—
Total	$9,909	$2,043,129	$2,047,265	$(3)	$—	$5,770		$776	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2026.
(c)	Amount rounds to less than one thousand.